Analysis of Net Debt - Reconciliation of Opening to Closing Net Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Beginning Balance		$ (5,941)	$ (7,532)	$ (7,998)
Increase in interest-bearing loans and borrowings		0	(6,427)	(106)
Repayment of interest-bearing loans and borrowings	[1]	1,183	4,943	640
Debt, including lease liabilities, in acquired companies (note 30)		(91)	(12)	(81)
Debt, including lease liabilities, in disposed companies		3	12	463
Effect of adopting IFRS 16		0		(2,237)
Net increase in lease liabilities		(249)	(153)	(184)
Repayment of lease liabilities		264	258	356
Net cash flow arising from derivative financial instruments		37	(26)	40
Mark-to-market and other non-cash adjustments		38	22	28
Translation adjustment on financing activities		441	(529)	15
Increase in liabilities from financing activities		1,626	(1,912)	(1,066)
Translation adjustment on cash and cash equivalents		(297)	338	(20)
Increase in cash and cash equivalents per Consolidated Statement of Cash Flows		(1,641)	3,165	1,552
Ending balance		$ (6,253)	$ (5,941)	$ (7,532)

[1]	In January 2021 the Group repaid a $400 million bond upon maturity and in April 2021 a €600 million bond was repaid early when a 3-month par-call option was exercised.